AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.3%
Asset-Backed Security — 0.4%
Collateralized Loan Obligation
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.734%(c)	10/15/34	42,500	$42,490,106
(cost $42,500,000)
Commercial Mortgage-Backed Securities — 5.8%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,743	12,495,195
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,698,767
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	24,180	23,548,278
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A3
3.515%	09/10/58	11,391	11,342,106
Series 2016-C01, Class A3
2.944%	05/10/49	18,933	18,617,658
Series 2016-C02, Class A3
2.575%	08/10/49	16,907	16,523,861
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	34,141,296
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,784,764
Series 2017-P07, Class A3
3.442%	04/14/50	17,704	17,364,044
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	15,959,324
Commercial Mortgage Trust,
Series 2015-CR26, Class A3
3.359%	10/10/48	10,075	10,040,752
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	23,944,799
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	37,116,290
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	10,778	10,540,402
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,692,706
Series 2016-C03, Class A4
2.632%	08/10/49	10,641	10,396,930
Series 2017-C06, Class A3
3.269%	06/10/50	3,576	3,465,461
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	19,493	19,149,772
Series 2016-GS03, Class A3
2.592%	10/10/49	22,900	22,343,210
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A4
3.551%	07/15/48	5,092	5,073,863
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	$47,986,678
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	10,730	10,541,324
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	11,601	11,547,204
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	9,507,445
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,661,660
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	24,538,592
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3
2.674%	07/15/48	19,665	19,223,027
Series 2016-LC24, Class A3
2.684%	10/15/49	29,805	29,185,884
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	19,622,738
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	14,568,539
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	27,579,399
Series 2019-C51, Class A3
3.055%	06/15/52	33,002	30,365,160

Total Commercial Mortgage-Backed Securities (cost $593,462,378)			572,567,128
Corporate Bonds — 88.0%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	03/01/48	10,905	7,436,989
3.650%	03/01/47	8,861	6,131,930
3.850%	11/01/48	6,466	4,583,043
3.900%	05/01/49	21,715	15,586,869
3.950%	08/01/59	8,125	5,532,666
5.705%	05/01/40	4,630	4,500,398
5.805%	05/01/50(a)	3,295	3,134,810
5.930%	05/01/60	63,469	59,660,778
7.875%	04/15/43	13,929	16,231,939
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,552,980
5.700%	11/15/54	11,875	12,051,218
5.900%	11/15/63(a)	7,625	7,888,858
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	451,577
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	$2,058,397
RTX Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	2,321,535
4.150%	05/15/45	1,150	940,723
4.875%	10/15/40	1,320	1,231,919
6.400%	03/15/54	9,581	10,479,100
			162,775,729
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,220	1,626,837
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,987	3,888,194
4.390%	08/15/37	41,810	36,582,939
4.540%	08/15/47	7,057	5,615,170
4.700%	04/02/27	5,130	5,131,834
6.250%	08/15/55(a)	13,440	13,404,224
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	3,275	3,483,299
8.125%	05/01/40(a)	650	762,889
			70,495,386
Airlines — 0.6%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	1,924	1,911,269
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	6,383	6,185,627
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	2,426	2,350,258
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,211	3,104,000
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	14,229	13,343,881
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25(a)	517	514,936
4.750%	10/20/28	2,645	2,632,436
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	7,520	7,571,845
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	95	94,528
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)		828	$818,304
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28(a)		2,597	2,557,586
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		14,836	13,940,003
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29		4,175	3,951,957
				58,976,630
Auto Manufacturers — 1.3%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30		968	1,099,027
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		5,650	4,655,480
4.750%	01/15/43		6,670	5,056,358
7.750%	06/15/43		1,510	1,602,929
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27		1,775	1,737,086
4.687%	06/09/25		34,740	34,665,881
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,785	3,497,927
5.150%	04/01/38(a)		3,890	3,518,372
5.200%	04/01/45		9,520	7,979,624
6.250%	10/02/43(a)		21,446	20,679,657
6.600%	04/01/36		13,335	13,776,342
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26		6,525	6,442,366
4.300%	07/13/25		440	439,253
4.350%	01/17/27		3,320	3,288,465
5.250%	03/01/26(a)		3,868	3,875,125
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	15,900,462
				128,214,354
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
3.100%	12/01/51(a)		15,000	8,736,675
Banks — 9.5%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		4,400	4,290,699
5.294%	08/18/27		8,200	8,291,296

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	22,418	$21,721,468
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	99,540	70,493,157
2.884%(ff)	10/22/30	11,865	10,921,285
3.194%(ff)	07/23/30	5,180	4,857,699
3.824%(ff)	01/20/28	67,232	66,381,210
4.083%(ff)	03/20/51	38,060	29,891,098
4.271%(ff)	07/23/29(a)	3,600	3,557,338
4.443%(ff)	01/20/48	10,675	9,022,482
Sub. Notes
6.110%	01/29/37	1,000	1,037,990
Sub. Notes, MTN
4.450%	03/03/26	18,340	18,304,648
Sub. Notes, Series L, MTN
3.950%	04/21/25(a)	10,185	10,178,369
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(a)(oo)	2,386	2,346,681
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26	10,555	10,538,778
4.942%(ff)	09/10/30(a)	2,105	2,094,749
5.785%(ff)	02/25/36	4,210	4,217,235
Sub. Notes
5.088%(ff)	06/20/30(a)	5,685	5,637,037
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32	10,000	8,769,388
3.132%(ff)	01/20/33	20,330	17,714,704
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	6,770	6,884,290
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	3,750	3,671,569
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	21,486,667
2.904%(ff)	11/03/42(a)	5,420	3,811,099
3.668%(ff)	07/24/28	34,800	34,024,310
3.700%	01/12/26	1,800	1,789,039
3.887%(ff)	01/10/28	385	380,399
5.612%(ff)	03/04/56	20,195	19,710,973
5.875%	01/30/42	4,115	4,210,725
6.875%	02/15/98	2,825	3,205,798
8.125%	07/15/39	2,000	2,479,900
Sub. Notes
4.400%	06/10/25	5,400	5,393,041
4.450%	09/29/27	3,905	3,884,307
4.600%	03/09/26	425	424,672
4.750%	05/18/46	1,045	885,828
5.827%(ff)	02/13/35(a)	2,175	2,161,474
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	4,260	4,090,874
2.552%(ff)	01/07/28(a)	1,022	983,686
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
3.729%(ff)	01/14/32	11,800	$10,571,149
3.742%(ff)	01/07/33	8,930	7,831,226
7.079%(ff)	02/10/34(a)	3,155	3,314,129
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26(a)	2,205	2,167,665
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(ff)	07/21/42	4,500	3,177,239
3.210%(ff)	04/22/42	7,183	5,302,256
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.550%(ff)	03/19/35	5,600	5,627,112
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A
7.778%(ff)	06/20/54	2,045	2,249,502
Sr. Preferred Notes, 144A
7.800%	11/28/53(a)	555	641,573
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29(a)	15,500	14,839,857
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%
7.132%(c)	05/01/25(a)(oo)	4,400	4,420,278
Jr. Sub. Notes, Series II
4.000%(ff)	07/01/25(a)(oo)	26,715	26,848,175
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29(a)	2,035	1,883,948
2.525%(ff)	11/19/41	34,035	23,495,435
3.157%(ff)	04/22/42	15,586	11,623,820
3.328%(ff)	04/22/52	21,704	15,051,700
3.782%(ff)	02/01/28	5,000	4,931,703
3.882%(ff)	07/24/38(a)	42,267	36,672,105
3.897%(ff)	01/23/49	3,000	2,338,296
3.964%(ff)	11/15/48	51,882	40,836,161
4.032%(ff)	07/24/48	3,525	2,811,249
4.260%(ff)	02/22/48(a)	31,042	25,817,675
4.452%(ff)	12/05/29	1,500	1,488,995
Sub. Notes
4.125%	12/15/26	9,450	9,416,590
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	9,857,457
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	3,394,493
3.625%	01/20/27	2,600	2,571,216
4.457%(ff)	04/22/39	8,035	7,359,520
5.516%(ff)	11/19/55(a)	15,560	15,201,956
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	586,001
4.431%(ff)	01/23/30(a)	27,100	26,750,531
5.597%(ff)	03/24/51(a)	23,844	23,471,296
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	10,546,059
2.802%(ff)	01/25/52(a)	13,053	8,048,628

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.971%(cc)	07/22/38	17,130	$14,839,483
4.375%	01/22/47	3,800	3,191,923
6.375%	07/24/42	20,875	22,731,254
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	2,090	2,046,301
Societe Generale SA (France),
Gtd. Notes, 144A, MTN
3.625%	03/01/41(a)	16,230	11,306,292
Truist Financial Corp.,
Jr. Sub. Notes, Series N
6.669%(ff)	09/01/25(oo)	18,520	18,441,087
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	500	486,250
2.746%(ff)	02/11/33	6,200	5,294,305
3.126%(ff)	08/13/30	15,000	13,928,807
4.125%	09/24/25	3,499	3,489,803
4.282%	01/09/28	7,135	7,046,060
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53(a)	12,450	10,567,351
5.013%(ff)	04/04/51	5,200	4,678,550
Sub. Notes, GMTN
4.900%	11/17/45	8,905	7,718,591
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,658,278
4.750%	12/07/46	13,680	11,529,986
			940,845,278
Beverages — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	42,615	40,881,094
4.900%	02/01/46	92,788	84,673,012
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48	5	4,264
4.950%	01/15/42	1,540	1,439,986
5.550%	01/23/49(a)	46,306	46,290,974
			173,289,330
Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	780,848
2.770%	09/01/53	7,393	4,381,191
4.400%	05/01/45	18,243	15,419,939
4.663%	06/15/51	17,165	14,662,165
5.150%	11/15/41	6,183	5,838,448
5.600%	03/02/43	13,165	13,048,327
5.650%	03/02/53(a)	11,405	11,184,223
5.750%	03/02/63	12,400	12,081,042
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45	4,586	$3,995,257
			81,391,440
Building Materials — 0.8%
CRH America Finance, Inc.,
Gtd. Notes
5.875%	01/09/55	2,760	2,791,566
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	6,834,141
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	4,550,872
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,539,306
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
5.500%	12/01/54	1,775	1,684,691
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,613,151
4.300%	07/15/47	4,279	3,443,175
4.400%	01/30/48	11,815	9,607,910
7.000%	12/01/36	22,334	25,176,873
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	16,084	13,576,879
4.700%	03/01/48	12,117	10,489,233
			82,307,797
Chemicals — 3.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	18,521,882
5.150%	03/15/34	14,881	14,438,657
5.375%	03/15/44	4,726	4,328,771
Gtd. Notes, 144A
4.500%	12/01/26	20,768	20,698,989
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	3,944	3,298,538
4.800%	05/15/49	3,720	3,095,240
5.550%	11/30/48(a)	1,152	1,075,954
6.900%	05/15/53(a)	29,800	32,543,296
9.400%	05/15/39	351	471,038
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	17,688	18,239,492
5.419%	11/15/48	27,932	28,104,963
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	1,627	1,503,255
4.500%	10/01/49	8,899	6,718,720

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
6.375%	05/18/53	42,360	$40,885,795
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	15,709	13,332,794
4.500%	05/01/29	19,700	18,875,739
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	6	5,401
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	4,533	3,344,634
3.625%	04/01/51(a)	11	7,376
4.200%	05/01/50	6,965	5,200,139
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43(a)	3,506	3,378,097
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	7,241	6,496,381
4.200%	04/01/29	735	719,776
4.900%	06/01/43	1,200	1,068,836
5.000%	04/01/49	6,652	5,887,080
5.250%	01/15/45	4,832	4,469,251
5.625%	12/01/40	1,985	1,975,430
5.800%	03/27/53	39,720	39,021,734
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	1,967,614
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	605,630
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	19,233,911
			319,514,413
Commercial Services — 1.3%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	2,073,344
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	4,722,437
4.200%	11/01/46	32,800	26,875,595
5.625%	03/15/42	1,000	1,006,596
7.000%	10/15/37	3,623	4,123,527
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,704,161
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	9,439,438
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	262,016
4.678%	07/01/2114	12,715	10,829,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	$2,600,843
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	12,883,083
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	422,259
Unsec’d. Notes
5.625%	10/01/38(a)	17,500	18,509,236
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
5.250%	03/27/35	6,335	6,371,748
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,070,135
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,199,201
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	5,936,549
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	4,871,161
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	3,000	2,338,760
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	4,509,959
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	3,500	2,663,300
			128,413,194
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	3,024	2,115,167
2.650%	05/11/50	3,495	2,200,942
2.650%	02/08/51	3,500	2,190,493
2.700%	08/05/51(a)	53,215	33,480,415
2.850%	08/05/61	61,959	37,646,809
2.950%	09/11/49	6,855	4,627,377
3.850%	08/04/46	40,406	32,900,052
3.950%	08/08/52(a)	3,795	3,052,472
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	1,819,776
			120,033,503
Electric — 14.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	3,934,164
3.950%	06/01/28	6,240	6,113,831

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	$7,096,809
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,633,230
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	2,036,028
3.750%	12/01/47	10,015	7,550,876
3.800%	06/15/49	10,675	8,026,062
4.000%	12/01/46	5,000	3,980,406
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,723,590
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	2,810	1,783,394
3.700%	12/01/47	12,200	9,207,430
4.500%	03/15/49	1,155	980,319
5.900%	12/01/52	2,310	2,383,914
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,404,529
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,365,073
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	13,585,244
4.250%	09/15/48	14,575	11,805,671
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.500%	02/01/45	9,990	8,609,620
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	8,937,793
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	8,960	6,403,536
4.250%	11/01/28	1,095	1,073,373
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29(a)	9,995	9,245,661
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,453,612
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	4,495	4,020,629
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	18,764	12,122,575
3.650%	06/15/46	15,161	11,372,865
3.700%	03/01/45	4,751	3,657,497
3.800%	10/01/42	3,615	2,871,811
4.000%	03/01/48	4,598	3,606,175
4.000%	03/01/49	4,240	3,284,885
4.350%	11/15/45	5,560	4,675,221
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.600%	08/15/43	2,000	$1,767,923
First Mortgage, Series 123
3.750%	08/15/47	10,400	7,859,430
First Mortgage, Series 127
3.200%	11/15/49	4,455	2,968,011
First Mortgage, Series 130
3.125%	03/15/51	805	527,216
First Mortgage, Series 131
2.750%	09/01/51	4,175	2,528,032
Connecticut Light & Power Co. (The),
First Mortgage
5.250%	01/15/53(a)	2,552	2,421,475
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	484,361
3.950%	03/01/43	4,905	3,962,594
5.700%	06/15/40	860	874,032
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56(a)	2,785	2,196,826
Consumers Energy Co.,
First Mortgage
3.750%	02/15/50	3,500	2,681,633
4.350%	04/15/49	1,550	1,309,162
4.350%	08/31/64	6,840	5,478,707
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	2,961,808
6.250%	10/15/53	990	1,062,606
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44	4,774	4,102,497
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30(a)	5,173	4,831,725
4.050%	09/15/42	1,340	1,069,111
4.900%	08/01/41	8,810	7,947,316
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	13,753,600
3.700%	06/01/46	1,305	1,001,800
3.750%	08/15/47	7,900	6,088,640
3.950%	06/15/42(a)	5,800	4,721,906
4.300%	07/01/44	3,975	3,387,142
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	2,926,938
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	26,653,526
3.450%	04/15/51	380	265,611
3.700%	12/01/47	7,456	5,585,731
3.950%	03/15/48	7,724	5,979,313
4.250%	12/15/41	12,900	11,027,090
6.050%	04/15/38	2,505	2,671,396
First Ref. Mortgage
2.950%	12/01/26	14,955	14,655,962
3.750%	06/01/45	17,780	13,759,663

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	$5,669,082
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	5,921,039
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	10,903	10,359,314
6.450%	04/01/39	7,100	7,776,625
First Mortgage, Series WWW
4.900%	07/15/43	7,564	6,894,851
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	15,229,082
4.100%	03/15/43	1,200	989,134
4.150%	12/01/44	4,802	3,928,905
5.700%	04/01/35	500	512,856
6.125%	09/15/33	4,400	4,685,051
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,212,384
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	4,580	4,208,515
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,274,719
4.200%	09/01/48	61,138	48,872,874
4.200%	04/01/50	530	422,649
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,123	2,334,725
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49(a)	18,180	12,857,858
4.500%	03/30/39	15,760	14,248,566
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,506,663
3.450%	04/15/50	4,420	3,078,572
4.100%	04/01/43	3,000	2,473,487
4.125%	03/01/42	3,010	2,525,470
4.250%	12/01/45	4,365	3,599,355
4.625%	09/01/43	2,780	2,391,861
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,500,892
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	5,390	4,462,808
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	16,631,224
3.600%	06/01/29	10,000	9,561,376
4.300%	01/15/29	6,315	6,221,272
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	$10,815,575
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	4,622	2,925,557
3.700%	12/01/47	3,870	2,940,168
3.950%	03/01/48(a)	22,070	17,498,645
3.990%	03/01/49	22,600	17,905,502
4.050%	10/01/44	4,104	3,384,946
5.800%	03/15/65	7,692	7,873,475
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,630,465
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	5,803	4,971,559
4.300%	03/15/43	10,900	9,240,228
5.400%	06/01/40	3,109	3,074,591
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,755,746
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51(a)	4,995	3,383,638
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	6,150,047
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,311,149
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	589,218
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	4,084,744
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	10,109,041
5.300%	07/01/43	1,000	934,160
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29(a)	12,000	11,637,762
3.650%	08/01/48	22,370	16,727,213
4.250%	07/15/49	14,505	11,857,183
4.400%	10/15/44	18,980	16,342,758
Nevada Power Co.,
General Ref. Mortgage
6.000%	03/15/54	9,037	9,234,241
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	8,106,408
General Ref. Mortgage, Series GG
5.900%	05/01/53	184	184,073
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	4,920,506

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	$1,224,304
3.400%	08/15/42	8,450	6,463,192
3.600%	05/15/46	17,056	12,831,346
3.600%	09/15/47(a)	11,350	8,459,405
4.000%	08/15/45	4,830	3,914,299
4.125%	05/15/44	8,520	7,061,048
5.650%	06/15/54	5,405	5,443,692
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	3,421,678
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	7,135,311
4.550%	03/15/44	1,325	1,170,504
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	19,756,284
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	2,185	1,602,955
3.950%	12/01/47	36,215	26,429,546
4.000%	12/01/46	22,088	16,248,284
4.250%	03/15/46	10,000	7,787,725
4.300%	03/15/45	10,000	7,817,431
4.500%	07/01/40	28,445	24,138,701
4.750%	02/15/44	8,542	7,098,436
4.950%	07/01/50	17,166	14,313,599
PacifiCorp,
First Mortgage
2.700%	09/15/30	8,309	7,438,931
4.125%	01/15/49	39,567	30,508,355
4.150%	02/15/50	14,140	10,905,678
5.350%	12/01/53	14,503	13,284,403
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	3,814,652
3.000%	09/15/49	3,922	2,595,070
3.050%	03/15/51	1,200	781,031
3.700%	09/15/47	7,507	5,694,479
3.900%	03/01/48	10,494	8,206,505
4.600%	05/15/52	1,545	1,324,009
First Ref. Mortgage
4.800%	10/15/43	1,575	1,421,181
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	2,734,068
3.950%	06/01/47	28,190	22,491,907
4.125%	06/15/44	4,450	3,721,112
6.250%	05/15/39	500	550,324
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	26,641,675
7.750%	03/01/31	8,824	10,063,845
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	$7,149,115
3.700%	06/15/28	2,000	1,956,439
4.100%	06/15/48	4,735	3,679,403
4.300%	03/15/44	165	136,865
5.250%	04/01/53	6,550	6,036,424
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
4.000%	06/01/44(a)	2,000	1,604,295
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,862,357
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
4.434%	11/15/41	1,787	1,508,623
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	24,747,973
5.350%	05/15/35	6,997	7,038,836
5.350%	05/15/40	773	745,506
6.000%	06/01/39	5,700	5,961,039
First Mortgage, Series RRR
3.750%	06/01/47	2,866	2,131,048
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,568,614
Sempra,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	14,306,281
3.400%	02/01/28	19,265	18,613,081
Sierra Pacific Power Co.,
General Ref. Mortgage
5.900%	03/15/54	5,000	5,033,709
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	26,242	18,224,391
First Ref. Mortgage
4.000%	04/01/47	28,115	20,930,016
4.050%	03/15/42	7,200	5,656,864
4.650%	10/01/43	1,950	1,634,379
5.500%	03/15/40	11,962	11,338,067
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	3,797,042
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	3,090,972
4.125%	03/01/48	5,150	3,879,307
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	13,865	12,587,100
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	3,272,657
4.500%	08/15/41	550	475,487
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	6,181,201

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	$2,160,065
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	7,004,341
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,134,025
4.450%	02/15/44	1,210	1,035,271
4.600%	12/01/48	635	542,828
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,721,432
3.800%	04/01/28(a)	5,815	5,712,562
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52	22,842	19,248,321
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,183,070
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27(a)	24,065	23,553,647
4.300%	07/15/29	6,970	6,741,444
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	700,231
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,513,484
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26(a)	5,145	5,041,903
			1,398,333,093
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	2,639,975
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,918,877
5.500%	07/31/47	15,700	12,903,516
			17,822,393
Entertainment — 0.6%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	6,000	5,651,732
5.050%	03/15/42(a)	38,185	30,521,673
5.141%	03/15/52	28,197	20,553,031
			56,726,436
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
6.200%	03/01/40	5,000	5,399,645
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 1.7%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	$550,751
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	4,920	4,226,377
4.375%	02/02/52(a)	16,656	12,880,183
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
6.375%	02/25/55	8,310	8,557,795
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26(a)	3,117	3,061,514
4.375%	06/01/46	8,181	6,688,670
4.625%	10/01/39	3,500	3,174,239
5.200%	07/15/45	15,870	14,545,604
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,878,597
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,491,124
5.000%	04/15/42	1,150	1,069,080
5.150%	08/01/43	450	419,050
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	18,736,020
4.125%	04/01/54	11,735	9,291,190
4.200%	04/01/59	10,575	8,165,987
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	6,188	4,297,915
5.700%	05/01/55(a)	21,440	21,404,468
5.800%	05/01/65	5,755	5,765,036
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	20,000	17,678,869
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26	6,265	6,169,593
4.500%	04/01/46	4,255	3,550,050
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	14,835	14,539,036
			172,141,148
Gas — 1.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49	13,650	9,507,280
6.200%	11/15/53	2,436	2,605,209
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47(a)	2,895	2,349,799
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44	6,745	5,972,431
5.650%	02/01/45	2,260	2,199,804

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48		14,125	$11,783,326
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		12,500	11,958,694
4.650%	08/01/43		5,960	5,187,335
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	2,105,135
First Mortgage, Series VV
4.300%	01/15/49(a)		8,650	6,933,690
First Mortgage, Series WW
3.950%	02/15/50		26,720	20,232,047
First Mortgage, Series XX
2.550%	02/01/30(a)		1,835	1,664,437
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		11,445	8,883,159
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,278,773
3.950%	10/01/46		5,520	4,231,271
4.400%	06/01/43		750	635,170
4.400%	05/30/47		27,369	22,347,451
				127,875,011
Healthcare-Products — 0.3%
Alcon Finance Corp.,
Gtd. Notes, 144A
5.750%	12/06/52		3,955	3,943,675
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	4,020,310
Medtronic, Inc.,
Gtd. Notes
4.150%	10/15/53	EUR	4,685	4,909,861
4.625%	03/15/45		1	897
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	1,777,949
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	15,500	10,721,971
				25,374,663
Healthcare-Services — 4.3%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	6,855,393
4.272%	08/15/48		8,950	7,597,342
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		3,338	2,708,970
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		17,663	14,412,413
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47	6,650	$5,583,860
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	17,240	16,908,337
3.875%	10/15/47	4,350	3,242,441
4.375%	10/15/28	25,005	24,817,827
4.500%	02/25/26	11,024	11,023,612
4.800%	07/15/46	37,885	32,942,616
4.900%	12/15/48(a)	5,308	4,630,287
5.375%	02/15/42	3,650	3,456,890
Sr. Unsec’d. Notes
2.375%	03/15/31	16,605	14,488,355
3.200%	03/15/40	9,125	6,913,228
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	2,875	2,473,273
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	12,000	9,401,035
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	3,265	2,604,412
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	3,360	2,379,612
3.700%	09/15/49	8,819	6,380,118
4.625%	05/15/42	2,600	2,290,759
4.650%	01/15/43	1,000	879,466
4.850%	08/15/54	510	432,849
5.100%	01/15/44	720	664,745
5.850%	11/01/64(a)	16,830	16,436,417
HCA, Inc.,
Gtd. Notes
4.625%	03/15/52	3,740	2,969,232
5.250%	04/15/25	3,500	3,497,820
5.875%	02/01/29	5,400	5,566,365
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	16,859,214
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	9,105,746
4.875%	04/01/42	1,000	932,974
Unsec’d. Notes, Series 2021
3.002%	06/01/51	11,245	7,306,049
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50(a)	3,405	2,241,250
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	1,712,071
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,727,835

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52(a)	2,800	$2,451,055
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	502,378
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,552,507
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	10,372,113
4.784%	07/01/44	7,305	6,763,368
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	724,085
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	1,005	682,018
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	2,358,770
Unsec’d. Notes
4.089%	10/01/48	2,208	1,798,293
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	2,285	1,495,517
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30(a)	10,560	9,694,870
3.450%	06/01/26	4,715	4,660,539
5.750%	01/30/40	1,251	1,249,900
6.950%	07/01/37	1,704	1,924,690
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	9,985	6,029,801
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	2,859,699
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	2,339,113
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	4,517,077
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,259,063
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,680,298
3.950%	10/15/42	2,060	1,683,951
4.250%	04/15/47	13,715	11,284,871
4.450%	12/15/48	2,000	1,668,222
4.625%	11/15/41	4,601	4,124,627
4.750%	07/15/45	6,770	6,050,028
4.750%	05/15/52	10,905	9,416,910
4.950%	05/15/62	7,570	6,567,986
5.200%	04/15/63	35,500	32,006,114
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.375%	04/15/54	6,532	$6,187,082
5.500%	07/15/44	3,255	3,205,543
5.750%	07/15/64	20,375	20,054,988
5.800%	03/15/36(a)	3,945	4,160,138
			428,768,427
Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	915	915,014
Household Products/Wares — 0.0%
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	341,207
Insurance — 2.6%
Allstate Corp. (The),
Sub. Notes, Series B, 3 Month SOFR + 3.200%
7.523%(c)	08/15/53	800	800,120
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	7,907,078
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.550%	02/15/55(a)	2,180	2,091,886
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	2,895	2,551,454
Chubb INA Holdings LLC,
Gtd. Notes
2.850%	12/15/51	8,570	5,472,844
3.050%	12/15/61	10,935	6,701,489
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	15,000	9,176,261
3.500%	10/15/50	5,045	3,391,993
4.868%	06/01/44	14,360	12,599,649
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.350%	03/22/54	4,130	4,188,950
Sr. Unsec’d. Notes, 144A
6.100%	03/15/55	25,995	25,565,638
Hartford Insurance Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	429,903
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	9,999	6,799,041
3.951%	10/15/50	36,115	26,364,452
4.569%	02/01/29(a)	5,880	5,833,456
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	4,575,643
7.000%	06/15/40	6,248	7,025,100
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	7,704,604

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
3.500%	11/01/27	5,000	$4,876,334
4.150%	09/17/50	8,815	6,761,586
4.300%	11/01/47	4,479	3,583,374
5.000%	03/30/43	100	89,796
5.000%	04/05/46	2,360	2,089,621
5.000%	05/20/49	18,590	16,385,947
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/55(a)	16,745	16,134,362
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50(a)	4,485	3,300,726
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	1,884,525
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	21,513,191
4.900%	09/15/44	350	314,285
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	39,768	29,753,611
5.750%	08/15/42	5,540	5,463,884
7.250%	03/15/28	2,707	2,875,526
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,369,171
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43	2,962	2,823,695
			259,399,195
Internet — 0.6%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.250%	05/12/61	23,000	15,153,082
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	13,385	13,116,866
5.550%	08/15/64	11,425	11,239,051
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	3,425,750
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54(a)	14,040	13,141,791
			56,076,540
Lodging — 0.6%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	12,624,955
5.000%	10/15/27(a)	12,845	13,007,801
5.500%	04/15/37(a)	10,820	10,686,646
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	$22,244,977
			58,564,379
Machinery-Diversified — 0.5%
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42(a)	3,500	2,957,315
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	45,076	45,161,471
			48,118,786
Media — 3.5%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	154,567
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	65	48,981
5.375%	04/01/38	13,155	11,848,739
5.375%	05/01/47	41,367	34,195,837
5.750%	04/01/48	41,760	36,018,380
6.484%	10/23/45	10,574	10,014,513
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51	34,931	21,271,513
2.937%	11/01/56	56,194	32,998,588
3.250%	11/01/39	54,500	42,245,127
3.400%	07/15/46	4,867	3,483,292
3.450%	02/01/50	54,000	37,442,743
3.750%	04/01/40	14,385	11,797,685
3.900%	03/01/38	18,880	16,209,240
3.969%	11/01/47	20,719	16,001,613
3.999%	11/01/49	9,318	7,119,848
4.000%	03/01/48	13,223	10,195,305
5.350%	05/15/53(a)	2,750	2,563,460
5.500%	05/15/64	1,760	1,647,616
Cox Communications, Inc.,
Gtd. Notes, 144A
5.950%	09/01/54(a)	7,800	7,208,818
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,790,789
4.125%	05/15/29	11,100	10,474,368
Paramount Global,
Sr. Unsec’d. Notes
3.700%	06/01/28	2,130	2,052,751
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	2,636,220
5.875%	11/15/40	8,615	7,885,057
6.550%	05/01/37	2,785	2,758,911
6.750%	06/15/39	3,678	3,672,333

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43	9,675	$9,581,116
7.700%	10/30/25	729	741,539
			346,058,949
Mining — 2.3%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28	12,250	11,518,828
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	5,000	5,454,982
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	22,700	24,369,867
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	7,751	7,686,905
5.750%	05/01/43	7,399	7,392,805
7.500%	09/15/38	10,946	12,733,369
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	27,624,995
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32	11,300	11,374,694
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43(a)	17,500	16,436,044
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	17,887	17,793,380
6.875%	09/01/41	11,304	12,143,150
Sr. Unsec’d. Notes
6.250%	07/15/33	9,600	10,093,590
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	4,462	3,946,669
5.875%	04/01/35	4,000	4,192,146
6.250%	10/01/39	4,050	4,348,471
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51	6,301	3,831,362
5.200%	11/02/40	860	837,180
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42	785	656,447
4.750%	03/22/42	1,562	1,418,206
5.750%	03/14/55	10,390	10,347,713
5.875%	03/14/65	6,370	6,434,017
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,800	4,478,485
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	8,475	$9,165,374
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,121,096
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	5,215,856
4.625%	12/15/27	5,811	5,748,717
			227,364,348
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	11,095,734
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	4,175	3,974,509
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41	6,185	4,572,145
4.400%	05/27/45	4,260	3,732,286
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	8,982,110
			32,356,784
Office/Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	46,065	44,501,689
Oil & Gas — 6.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	12,543	11,030,435
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	3,883	3,667,004
5.800%	10/01/54	20,300	18,441,480
6.000%	06/13/33	24,010	24,482,925
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26	6,752	6,659,524
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	32,565	33,762,519
6.450%	06/30/33	2,000	2,113,414
6.500%	02/15/37	370	387,407
6.750%	02/01/39	2,910	3,126,789
Sr. Unsec’d. Notes, 144A
5.400%	12/15/34(a)	4,358	4,290,211
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	16,394	11,248,518
5.250%	06/15/37	2,231	2,141,284
5.400%	06/15/47	42,322	37,640,721

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.750%	11/15/39	11,798	$12,688,527
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	1,101	1,093,914
6.000%	03/01/41	3,550	3,824,519
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42	6,810	5,434,585
3.800%	03/15/52	27,200	20,078,728
4.025%	03/15/62	116	84,367
4.150%	11/15/34	847	789,572
4.300%	11/15/44	3,330	2,792,783
5.000%	01/15/35(a)	4,765	4,716,947
5.300%	05/15/53	27,835	26,025,682
5.650%	01/15/65	7,275	7,013,229
5.700%	09/15/63	12,905	12,521,205
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	3,077,133
5.000%	06/15/45	14,051	11,921,755
5.600%	07/15/41	21,825	20,347,039
5.875%	06/15/28	7,125	7,142,873
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	10,929,979
4.250%	03/15/52	9,165	6,953,066
4.400%	03/24/51	21,950	17,144,371
5.750%	04/18/54	8,766	8,252,969
5.900%	04/18/64	7,000	6,571,721
6.250%	03/15/53	28,900	28,959,306
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	3,704,023
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	3,260	2,939,006
3.250%	11/18/49	6,000	4,170,145
3.625%	04/06/40	1,380	1,146,374
3.950%	05/15/43	2,796	2,334,651
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49(a)	13,000	8,821,798
3.567%	03/06/45	4,370	3,350,597
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54	11,375	9,300,552
5.125%	12/15/26	13,890	13,997,269
6.500%	03/01/41	6,214	6,436,415
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	3,000	2,057,867
4.200%	03/15/48	21,150	15,093,063
6.200%	03/15/40	12,322	12,194,135
6.450%	09/15/36	5,522	5,681,291
7.500%	05/01/31(a)	4,290	4,728,878
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	$1,096,426
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28(a)	6,575	6,091,737
6.350%	02/12/48	2,025	1,336,297
7.690%	01/23/50	12,200	9,111,570
Phillips 66,
Gtd. Notes
2.150%	12/15/30	10,600	9,203,261
3.300%	03/15/52(a)	1,380	881,085
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26(a)	11,680	11,519,959
4.680%	02/15/45	500	420,503
4.900%	10/01/46	810	696,195
5.500%	03/15/55(a)	3,059	2,784,025
5.650%	06/15/54(a)	21,628	20,085,415
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	4,193,863
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	9,991,130
Shell Finance US, Inc.,
Gtd. Notes
4.000%	05/10/46	3,000	2,395,929
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	9,853	6,923,678
5.950%	12/01/34	1,000	1,030,959
6.800%	05/15/38	5,051	5,454,479
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29(a)	17,441	16,897,263
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64	11,180	10,463,881
5.638%	04/05/64(a)	2,055	2,008,502
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51	9,355	6,314,639
4.350%	06/01/28(a)	25,440	25,257,953
			627,471,314
Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	4,383,250
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	8,191,509
5.000%	11/15/45(a)	1,835	1,650,747

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28(a)		18,479	$18,189,440
				32,414,946
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30		2,715	2,432,979
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes, 144A
5.418%	01/15/35		5,000	5,016,638
				7,449,617
Pharmaceuticals — 5.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		91,680	80,432,568
4.300%	05/14/36		2,500	2,336,534
4.400%	11/06/42		7,200	6,358,353
4.500%	05/14/35		4,945	4,742,316
4.550%	03/15/35		42,638	41,156,060
4.625%	10/01/42		3,115	2,827,146
4.700%	05/14/45		16,174	14,579,845
4.875%	11/14/48		3,812	3,484,817
5.500%	03/15/64		875	860,848
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		11,500	7,836,224
3.400%	07/26/29(a)		5,204	4,991,526
3.700%	03/15/52		3,330	2,452,899
3.900%	03/15/62		15,215	10,995,999
4.250%	10/26/49		14,610	11,925,846
4.350%	11/15/47		22,307	18,655,614
4.550%	02/20/48		8,519	7,351,353
5.650%	02/22/64		4,865	4,767,616
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		57,035	53,244,693
3.875%	07/20/25		1,178	1,175,572
4.300%	03/25/28		9,442	9,324,715
4.780%	03/25/38		40,326	36,262,223
5.125%	07/20/45		41,205	35,935,082
5.300%	12/05/43		20,115	18,043,343
6.250%	06/01/27		1,000	1,032,795
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	8,763,720
4.950%	02/27/63		3,000	2,729,552
5.000%	02/09/54		4,775	4,484,973
5.100%	02/09/64		11,435	10,645,447
5.200%	08/14/64		5,880	5,566,309
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
6.375%	05/15/38		10,000	10,990,448
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40(a)	8,585	$5,907,983
3.400%	01/15/38	4,365	3,730,739
3.625%	03/03/37	6,385	5,677,329
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	3,175	3,169,228
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51(a)	4,188	2,598,865
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	4,169	3,481,187
Novartis Capital Corp.,
Gtd. Notes
4.000%	11/20/45	4,625	3,859,813
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	110	107,990
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	2,375	1,755,863
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	41,068	32,724,110
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	4,605	3,345,552
4.000%	06/22/50(a)	5,990	3,910,710
			494,223,805
Pipelines — 9.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	4,460	4,063,080
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	19,245,191
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.544%	11/15/53	3,620	3,799,223
6.714%	08/15/63	13,890	14,793,793
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	6,975	7,019,929
5.375%	07/15/25	17,404	17,407,939
5.600%	04/01/44	7,379	6,862,301
8.125%	08/16/30	6,000	6,871,828
Gtd. Notes, 144A
6.450%	11/03/36	10,766	11,213,218
6.750%	09/15/37	17,644	18,760,367
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	779,335

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	2,875	$2,582,724
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	21,530	21,775,473
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	4,957,318
4.900%	03/15/35	5,735	5,442,951
5.000%	05/15/50(a)	14,285	12,018,953
5.150%	02/01/43	4,450	3,950,641
5.300%	04/01/44	12,420	11,140,662
5.300%	04/15/47	2,500	2,214,518
5.400%	10/01/47	29,625	26,525,645
6.000%	06/15/48	8,083	7,801,638
6.125%	12/15/45	30,335	29,825,348
6.200%	04/01/55	8,980	8,908,749
6.250%	04/15/49	35,265	34,976,280
7.500%	07/01/38	11,000	12,537,883
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	19,688,985
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	01/31/51	9,600	6,974,741
3.950%	01/31/60(a)	4,541	3,307,801
4.200%	01/31/50	16,790	13,337,146
4.250%	02/15/48	18,060	14,614,213
4.450%	02/15/43	7,935	6,843,594
4.850%	08/15/42	3,930	3,576,654
4.850%	03/15/44	5,775	5,225,047
4.900%	05/15/46	25,127	22,655,435
4.950%	10/15/54	3,110	2,730,654
5.100%	02/15/45	12,537	11,645,017
5.375%(ff)	02/15/78	7,380	7,225,697
5.700%	02/15/42	5,100	5,152,320
6.125%	10/15/39(a)	3,937	4,170,379
6.450%	09/01/40	7,879	8,630,736
Gtd. Notes, Series D, 3 Month SOFR + 3.248%
7.571%(c)	08/16/77	4,312	4,303,203
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	18,586,660
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	9,500,612
5.000%	08/15/42	2,010	1,790,177
5.000%	03/01/43	1,176	1,042,400
5.400%	09/01/44	878	810,322
6.500%	02/01/37	900	956,931
6.500%	09/01/39	5,545	5,847,029
6.550%	09/15/40	4,370	4,600,604
Gtd. Notes, MTN
6.950%	01/15/38	575	634,002
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	2,944	2,015,836
5.050%	02/15/46	1,759	1,541,236
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	8,547	$7,502,591
4.700%	04/15/48	18,002	14,726,273
4.900%	04/15/58(a)	9,705	7,939,126
5.200%	03/01/47	2,690	2,368,071
5.200%	12/01/47	14,490	12,731,780
5.400%	04/01/35	5,120	5,035,152
5.500%	06/01/34	4,932	4,915,154
5.500%	02/15/49(a)	41,550	37,811,375
5.650%	03/01/53	600	554,047
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,162	1,149,142
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,337,492
6.200%	09/15/43	18,615	18,846,346
6.850%	10/15/37	1,742	1,898,556
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	8,053,103
3.400%	09/01/29	4,705	4,436,530
4.200%	03/15/45(a)	4,130	3,153,783
4.450%	09/01/49	7,495	5,853,090
4.500%	03/15/50	16,230	12,763,831
4.550%	07/15/28(a)	15,725	15,665,884
4.850%	02/01/49	17,700	14,708,581
4.950%	07/13/47	18,108	15,445,501
5.200%	07/15/48	4,999	4,402,558
6.625%	09/01/53(a)	36,631	38,322,785
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	3,971,132
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,052,871
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	464,857
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	5,000	5,214,865
6.125%	05/15/55(a)	18,305	18,200,764
6.250%	07/01/52	9,000	9,091,350
6.500%	02/15/53(a)	5,093	5,289,427
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	4,710	4,296,428
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.450%	08/01/42	5,603	4,775,132
4.600%	03/15/48	2,100	1,778,650
5.400%	08/15/41	1,544	1,480,328

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	8,053	$6,889,478
5.500%	08/15/48	19,930	17,467,365
6.150%	04/01/33(a)	1,085	1,117,947
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	3,770	3,522,975
3.500%	10/15/51	11,622	7,946,905
3.750%	06/15/27	990	973,106
4.900%	01/15/45	10,477	9,232,008
5.100%	09/15/45	13,042	11,771,772
5.300%	08/15/52	7,130	6,537,399
5.400%	03/04/44	22,544	21,262,279
5.750%	06/24/44	13,955	13,695,907
5.800%	11/15/43	3,434	3,386,087
6.300%	04/15/40	15,935	16,795,395
			898,717,596
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27(a)	4,600	4,530,108
Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.000%	05/18/51	3,500	2,156,632
5.625%	05/15/54(a)	21,480	20,486,449
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,150,820
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29	6,449	6,258,071
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49(a)	1,495	1,005,474
3.800%	07/15/50(a)	4,300	3,173,390
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31	6,635	5,917,360
3.100%	01/15/30	7,500	6,969,683
4.250%	04/01/26	3,070	3,060,772
4.250%	04/15/28	9,620	9,513,845
			59,692,496
Retail — 1.2%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	19,524,446
4.500%	07/26/47	15,758	12,841,856
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,826,184
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	9,490	$9,172,097
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	4,990,446
4.200%	05/15/28	29,165	28,626,311
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50	1,335	939,983
3.900%	06/15/47	20,500	16,198,786
4.250%	04/01/46	9,395	7,898,031
5.300%	06/25/54	1,765	1,701,878
5.400%	06/25/64	910	875,150
Macy’s Retail Holdings LLC,
Gtd. Notes
5.125%	01/15/42	1,875	1,279,997
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	5,035	3,671,115
4.600%	05/26/45	5,325	4,646,337
			116,192,617
Semiconductors — 1.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	10,000	7,833,169
3.750%	02/15/51(a)	3,438	2,568,627
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	50,673	42,012,157
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.250%	01/25/35	9,603	9,934,618
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47	5,000	3,487,892
4.900%	08/05/52	2,813	2,298,267
5.050%	08/05/62	5,630	4,578,274
5.600%	02/21/54(a)	3,556	3,225,722
5.700%	02/10/53(a)	37,906	34,863,975
			110,802,701
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27	2,467	2,391,965
Software — 2.9%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	163,729	102,715,788
2.675%	06/01/60	19,513	11,645,292
2.921%	03/17/52	17,488	11,731,635
3.041%	03/17/62(a)	6,837	4,443,880
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	21,125	16,600,973

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
3.600%	04/01/50	16,050	$11,122,947
3.800%	11/15/37	21,055	17,734,189
3.850%	07/15/36(a)	9,668	8,377,367
3.900%	05/15/35	7,346	6,535,811
3.950%	03/25/51	1,920	1,409,464
4.000%	07/15/46	32,902	25,161,256
4.100%	03/25/61	1,180	840,837
4.125%	05/15/45	1,300	1,023,267
4.300%	07/08/34(a)	2,032	1,888,260
4.375%	05/15/55	23,359	18,128,477
5.500%	09/27/64	2,042	1,850,833
5.550%	02/06/53	5,809	5,417,911
6.900%	11/09/52	26,335	29,017,158
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	3,885	3,837,808
Synopsys, Inc.,
Sr. Unsec’d. Notes
5.000%	04/01/32	11,842	11,874,651
			291,357,804
Telecommunications — 3.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	36,400	28,055,219
3.500%	09/15/53(a)	65,637	44,746,204
3.550%	09/15/55	69,667	47,147,532
3.650%	09/15/59	82,309	55,496,231
3.800%	12/01/57	22,245	15,607,527
4.500%	05/15/35	22,285	20,945,946
4.650%	06/01/44	19,400	16,697,419
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	3,000	2,620,468
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41	27,795	20,157,355
3.300%	02/15/51	24,035	16,037,924
4.375%	04/15/40	3,205	2,821,098
4.500%	04/15/50	4,300	3,572,356
5.500%	01/15/55	3,415	3,245,576
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	30,555	21,451,958
2.875%	11/20/50	3,510	2,181,658
2.987%	10/30/56	2,320	1,392,402
3.400%	03/22/41	12,000	9,229,797
3.700%	03/22/61(a)	29,291	20,160,496
4.000%	03/22/50	5,566	4,282,642
			335,849,808
Transportation — 1.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	2,941,043
4.375%	09/01/42	8,705	7,595,243
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
4.400%	03/15/42	10,600	$9,324,544
4.450%	03/15/43	11,312	9,954,359
4.550%	09/01/44	2,455	2,175,107
4.700%	09/01/45	3,040	2,725,683
5.050%	03/01/41	1,620	1,547,899
5.150%	09/01/43	3,133	3,021,902
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43	2,000	1,727,490
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.000%	12/02/41	3,135	2,251,744
4.800%	09/15/35	1,645	1,585,847
4.950%	08/15/45	10,000	9,150,690
6.125%	09/15/2115	14,400	14,524,586
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26(a)	5,890	5,736,118
3.350%	11/01/25	10,250	10,178,556
4.500%	08/01/54	8,850	7,518,000
4.750%	05/30/42	4,873	4,469,741
6.150%	05/01/37	1,000	1,078,817
6.220%	04/30/40	531	572,575
FedEx Corp.,
Gtd. Notes, 144A
4.100%	04/15/43	825	644,118
4.550%	04/01/46	6,975	5,669,874
4.750%	11/15/45	2,925	2,397,058
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50(a)	7,626	4,971,778
3.942%	11/01/47	3,667	2,862,880
3.950%	10/01/42	1,140	928,472
4.050%	08/15/52	1,585	1,235,662
4.100%	05/15/2121	10,745	7,572,915
4.450%	06/15/45	1,700	1,454,549
4.650%	01/15/46	700	612,207
4.800%	08/15/43	852	751,364
4.837%	10/01/41(a)	1,080	991,174
5.590%	05/17/25	3,000	3,000,995
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	816,920
3.350%	08/15/46	4,300	3,115,753
3.799%	04/06/71	23,845	16,375,923
3.875%	02/01/55	4,805	3,617,113
3.950%	08/15/59	5,100	3,790,645
			158,889,344
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	4,325	4,175,955
3.400%	11/15/26	4,275	4,190,705
			8,366,660

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
5.450%	03/01/54	4,205	$4,047,984

Total Corporate Bonds (cost $9,988,425,758)			8,736,170,176
Municipal Bonds — 1.8%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	7,814,912
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	8,623,699
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	3,750,911
			20,189,522
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,380,374
Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	103,545
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,158	7,132,784
			7,236,329
Michigan — 0.3%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	3,986,304
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	17,144	13,750,803
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	3,532,173
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,141,509
			25,410,789
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	14,097,499
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	331,551
			14,429,050
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	$33,373,629
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,183,585
			39,557,214
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	1,300	1,125,654
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,127,841
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,617,048
			11,744,889
Texas — 0.4%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	842,138
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,087,349
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	13,035,718
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	20,700	16,536,622
			36,501,827
Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	9,573,752
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	8,069,930
			17,643,682

Total Municipal Bonds (cost $221,206,942)			178,219,330
U.S. Treasury Obligations — 2.2%
U.S. Treasury Bonds
1.875%	02/15/51(k)	25,380	14,716,434
U.S. Treasury Notes
3.875%	08/15/34	46,770	45,586,135
4.625%	02/15/35(h)(k)	150,070	155,017,620

Total U.S. Treasury Obligations (cost $212,370,665)			215,320,189

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Preferred Stocks — 0.1%
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	117,000	$2,637,180
Financial Services — 0.1%
SCE Trust V, 5.450%(c), 3 Month SOFR + 4.052%, Series K, Maturing 03/15/26(oo)	565,000	12,944,150

Total Preferred Stocks (cost $17,050,000)		15,581,330

Total Long-Term Investments (cost $11,075,015,743)		9,760,348,259
Short-Term Investments — 3.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	60,642,274	60,642,274
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $321,038,574; includes $319,516,584 of cash collateral for securities on loan)(b)(wb)	321,236,505	321,043,763

Total Short-Term Investments (cost $381,680,848)		381,686,037

TOTAL INVESTMENTS—102.1% (cost $11,456,696,591)		10,142,034,296

Liabilities in excess of other assets(z) — (2.1)%		(210,026,925)

Net Assets — 100.0%		$9,932,007,371

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
HSBC	HSBC Bank PLC
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $313,635,295; cash collateral of $319,516,584 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,134	5 Year U.S. Treasury Notes	Jun. 2025	$447,117,938	$4,938,029
4,657	10 Year U.S. Treasury Notes	Jun. 2025	517,945,719	8,589,979
2,153	10 Year U.S. Ultra Treasury Notes	Jun. 2025	245,711,125	2,492,539
				16,020,547
Short Positions:
206	2 Year U.S. Treasury Notes	Jun. 2025	42,677,406	(183,608)
608	10 Year Euro-Bund	Jun. 2025	84,696,758	2,320,177
4,141	20 Year U.S. Treasury Bonds	Jun. 2025	485,661,656	(6,280,984)
A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Futures contracts outstanding at March 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
829	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	$101,345,250	$(852,105)
				(4,996,520)
				$11,024,027
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/25	SSB	EUR	64,757	$70,142,011	$70,029,581	$—	$(112,430)
Expiring 04/22/25	HSBC	EUR	23,119	24,974,952	25,028,228	53,276	—
				$95,116,963	$95,057,809	53,276	(112,430)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/25	SSB	EUR	64,757	$67,920,246	$70,029,581	$—	$(2,109,335)
Expiring 04/22/25	CITI	EUR	347	378,249	375,187	3,062	—
Expiring 05/02/25	SSB	EUR	64,757	70,255,467	70,143,559	111,908	—
				$138,553,962	$140,548,327	114,970	(2,109,335)
						$168,246	$(2,221,765)
Credit default swap agreement outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at March 31, 2025		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	785,101		$(14,697,297)		$(14,438,417)		$258,880
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A22